Segments (Company's approximate percentage of net sales by geographic region) (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Percentage of net sales	100.00%	100.00%	100.00%
United States
Segment Reporting Information [Line Items]
Percentage of net sales	71.00%	72.00%	74.00%
Asia
Segment Reporting Information [Line Items]
Percentage of net sales	8.00%	8.00%	6.00%
Europe
Segment Reporting Information [Line Items]
Percentage of net sales	8.00%	7.00%	6.00%
Canada
Segment Reporting Information [Line Items]
Percentage of net sales	6.00%	6.00%	7.00%
Mexico
Segment Reporting Information [Line Items]
Percentage of net sales	6.00%	6.00%	5.00%
Other
Segment Reporting Information [Line Items]
Percentage of net sales	1.00%	1.00%	2.00%